Cover	Feb. 07, 2024
Cover [Abstract]
Entity Registrant Name	ROYALTY MANAGEMENT HOLDING CORPORATION
Entity Central Index Key	0001843656
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 07, 2024
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-1599759
Entity Address Address Line 1	12115 Visionary Way
Entity Address Address Line 2	Suite 174
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
Entity File Number	001-40233
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
City Area Code	317
Local Phone Number	855-9926